Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current portion of notes payable, debt discount	$ 81,366	$ 113,257	$ 237,381
Non-current portion of notes payable, debt discount		$ 0	$ 3,110
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.001	$ 0.001
Common stock, Authorized	30,000,000	30,000,000	30,000,000
Common stock, Issued	2,818,363	1,725,596	981,662
Common stock, Outstanding	2,790,431	1,697,664	953,730
Treasury stock, at cost, shares	27,932	27,932	27,932